ANNUITY INVESTORS[SERVICEMARK] VARIABLE ACCOUNT A

                                       OF



                                       FOR

             ANNUITY INVESTORS[SERVICEMARK] LIFE INSURANCE COMPANY









THE COMMODORE                                            THE COMMODORE
NAUTICUS[REGISTERED]                                     AMERICUS[SERVICEMARK]


                                DECEMBER 31, 1997

                        ANNUAL REPORT TO CONTRACT OWNERS

                        ANNUAL REPORT TO CONTRACT HOLDERS
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT A



Table Of Contents                                                           Page

Letter From The President                                                     8

ANNUITY INVESTORS VARIABLE ACCOUNT A -
      FINANCIAL STATEMENTS YEAR ENDED DECEMBER 31, 1997 AND 1996
      WITH REPORTS OF INDEPENDENT AUDITORS
      -----------------------------------------------------------

      Report Of Independent Auditors                                         13
      Audited Financial Statements
      Statement Of Assets And Liabilities - Current Year                     14
      Statement Of Assets And Liabilities - Prior Year                       16
      Statement Of Operations - Current Year                                 17
      Statement Of Changes In Net Assets - Current Year                      18
      Statements Of Operations And Statements Of Changes
            In Net Assets - Prior Year                                       21
      Notes To Financial Statements                                          23

The Dreyfus Corporation
-----------------------
      Dreyfus VIF Small Cap Portfolio                                        31
            Letter To Shareholders                                           32
            Statement Of Investments                                         37
            Statement Of Assets And Liabilities                              40
            Statement Of Operations                                          41
            Statement Of Changes In Net Assets                               42
            Financial Highlights                                             43
            Notes To Financial Statements                                    44
            Report Of Ernst & Young Llp, Independent Auditors                47
            Important Tax Information                                        48
      Dreyfus VIF Capital Appreciation Portfolio                             49
            Letter To Shareholders                                           50
            Statement Of Investments                                         53
            Statement Of Assets And Liabilities                              56
            Statement Of Operations                                          57
            Statement Of Changes In Net Assets                               58
            Financial Highlights                                             59
            Notes To Financial Statements                                    60
            Report Of Ernst & Young Llp, Independent Auditors                62
            Important Tax Information                                        63

                    ANNUAL REPORT TO CONTRACT HOLDERS - CONT.
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT A

Table Of Contents                                                           Page

      Dreyfus VIF Growth And Income Portfolio                                65
            Letter To Shareholders                                           66
            Statement Of Investments                                         71
            Statement Of Assets And Liabilities                              73
            Statement Of Operations                                          74
            Statement Of Changes In Net Assets                               75
            Financial Highlights                                             76
            Notes To Financial Statements                                    77
            Report Of Ernst & Young Llp, Independent Auditors                80
      The Dreyfus Socially Responsible Growth Fund, Inc.                     81
            Letter To Shareholders                                           82
            Statement Of Investments                                         86
            Statement Of Assets And Liabilities                              88
            Statement Of Operations                                          89
            Statement Of Changes In Net Assets                               90
            Financial Highlights                                             91
            Notes To Financial Statements                                    92
            Report Of Ernst & Young Llp, Independent Auditors                94
            Important Tax Information                                        95
      Dreyfus Stock Index                                                    97
            Letter To Shareholder                                            98
            Statement Of Investments                                        101
            Statement Of Assets And Liabilities                             106
            Statement Of Operations                                         107
            Statement Of Changes In Net Assets                              108
            Financial Highlights                                            109
            Report Of Independent Accountants                               112
            Important Tax Information                                       112
Janus Capital Corporation                                                   113
-------------------------
      Janus Aspen Aggressive Growth Portfolio                               114
            Market Review                                                   114
            Portfolio Strategy                                              114
            Stock Highlights                                                114
            The Outlook                                                     114
            Performance                                                     115
            Schedule Of Investments                                         115
            Summary Of Investment By Country                                117
            Forward Currency Contracts                                      117

                         Annual Report To Contract Holders - Cont.
                           December 31, 1997 - Variable Account A


Table Of Contents                                                           Page

      Janus Aspen Worldwide Growth Portfolio                                118
            1997 In Review                                                  118
            Portfolio Review                                                118
            Looking Ahead                                                   118
            Performance                                                     119
            Schedule Of Investments                                         119
            Summary Of Investment By Country                                123
            Forward Currency Contracts                                      123
      Janus Aspen Balanced Portfolio                                        124
            The Year In Review                                              124
            Stock Highlights                                                124
            Current Outlook                                                 124
            Schedule Of Investments                                         125
            Summary Of Investments By Country                               127
            Forward Currency Contracts                                      127
            Notes To Schedules Of Investments                               128
      Statement Of Assets And Liabilities                                   129
            Janus Aspen Aggressive Growth Portfolio                         129
            Janus Aspen Worldwide Growth Portfolio                          129
            Janus Aspen Balanced Portfolio                                  129
      Statement Of Operations                                               129
            Janus Aspen Aggressive Growth Portfolio                         129
            Janus Aspen Worldwide Growth Portfolio                          129
            Janus Aspen Balanced Portfolio                                  129
      Statement Of Changes In Net Assets                                    130
            Janus Aspen Aggressive Growth Portfolio                         130
            Janus Aspen Worldwide Growth Portfolio                          130
            Janus Aspen Balanced Portfolio                                  130
      Financial Highlights - Institutional Shares                           131
            Janus Aspen Aggressive Growth Portfolio                         131
            Janus Aspen Worldwide Growth Portfolio                          131
            Janus Aspen Balanced Portfolio                                  131
      Financial Highlights - Retirement Shares                              132
            Janus Aspen Aggressive Growth Portfolio                         132
            Janus Aspen Worldwide Growth Portfolio                          132
            Janus Aspen Balanced Portfolio                                  132
Notes To Financial Statements                                               133
Report Of Independent Accountants                                           137

                        ANNUAL REPORT TO CONTRACT HOLDERS
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT A


Table Of Contents                                                           Page

Merrill Lynch Variable Series Funds, Inc.                                   139
-----------------------------------------
      Merrill Lynch Variable Series Funds, Inc. - Basic Value Focus Fund
            Letter To Shareholders                                          140
            Schedule Of Investments                                         143
            Statement Of Assets And Liabilities                             145
            Statement Of Operations                                         146
            Statements Of Changes In Net Assets                             147
            Financial Highlights                                            148
            Notes To Financial Statements                                   150
            Independent Auditors' Report                                    152
      Merrill Lynch Variable Series Funds, Inc. - Domestic Money Market Fund
            Letter To Shareholders                                          153
            Schedule Of Investments                                         154
            Statement Of Assets And Liabilities                             156
            Statement Of Operations                                         157
            Statements Of Changes In Net Assets                             158
            Financial Highlights                                            159
            Notes To Financial Statements                                   160
            Independent Auditors' Report                                    161
      Merrill Lynch Variable Series Funds, Inc. - Global Strategy Focus Fund
            Letter To Shareholders                                          162
            Schedule Of Investments                                         164
            Statements Of Assets And Liabilities                            171
            Statement Of Operations                                         172
            Statements Of Changes In Net Assets                             173
            Financial Highlights                                            174
            Notes To Financial Statements                                   175
            Independent Auditors' Report                                    178
      Merrill Lynch Variable Series Funds, Inc. - High Current Income Fund
            Letter To Shareholders                                          179
            Schedule Of Investments                                         182
            Statement Of Assets And Liabilities                             190
            Statement Of Operations                                         191
            Statements Of Changes In Net Assets                             192
            Financial Highlights                                            193
            Notes To Financial Statements                                   194
            Independent Auditors' Report                                    196

                        ANNUAL REPORT TO CONTRACT HOLDERS
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT A


Table Of Contents                                                           Page


PBHG Insurance Series Fund, Inc.                                            199
--------------------------------
      PBHG Technology & Communications Portfolio                            199
            Letter To Shareholders                                          200
            Schedule Of Investments                                         203
            Statement Of Assets And Liabilities                             205
            Statement Of Operations                                         206
            Statement Of Changes In Net Assets                              207
            Financial Highlights                                            208
            Notes To Financial Statements                                   209
            Report Of Independent Accountants                               211
      PBHG Growth Ii Portfolio                                              213
            Letter To Shareholders                                          214
            The Pilgrim Baxter Discipline                                   215
            Aggregate Total Return                                          216
            Statement Of Net Assets                                         217
            Statement Of Operations                                         219
            Statement Of Changes In Net Assets                              220
            Financial Highlights                                            221
            Notes To Financial Statements                                   223
            Report Of Independent Accountants                               224

Strong Opportunity Fund II, Inc.                                            225
--------------------------------
      Strong Opportunity Fund II, Inc.                                      225
            Investment Review                                               226
            Financial Information                                           227
            Schedule Of Investments In Securities                           228
            Statement Of Assets And Liabilities                             230
            Statement Of Operations                                         231
            Statement Of Changes In Net Assets                              232
            Notes To Financial Statements                                   233
            Financial Highlights                                            235
            Report Of Independent Accountants                               236

                        ANNUAL REPORT TO CONTRACT HOLDERS
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT A

Table Of Contents                                                           Page

Morgan Stanley Universal Funds Inc.                                         237
-----------------------------------
      Overview And Statements Of Net Assets By Portfolio
            U.s. Real Estate Portfolio                                      239
            Fixed Income Portfolio                                          245
      Statement Of Operations And Changes In Net Assets                     250
      Financial Highlights                                                  252
      Notes To Financial Statements                                         254
      Report Of Independent Accountants                                     258
      Federal Tax Information                                               259

Annuity Investors  Variable Account A Directors And Officers                261

                            REPORT FROM THE PRESIDENT
                            -------------------------


Dear Contract Owner:

It gives me great pleasure to present the performance of the sub-accounts of Annuity Investors Variable Account A for the six month and twelve month periods ending December 31, 1997 . The account features seventeen portfolios, managed by Janus, Dreyfus, Merrill Lynch, Morgan Stanley, Pilgrim Baxter and Strong.

As of December 31, 1997, the six-month and twelve-month performance results for all portfolios, as measured by the percentage change in unit values for the period, net of all mortality, expense and contract maintenance charges, were as follows:


                                                   Six Months Ending        Year Ending
                                                   December 31, 1997     December 31, 1997
                                                   -----------------     -----------------
Global Portfolio:
Janus Aspen Series Worldwide Growth Portfolio            2.08%                 20.65%
AGGRESSIVE GROWTH PORTFOLIOS:
Janus Aspen Series Aggressive Growth Portfolio           9.10%                 11.28%
PBHG Insurance Series Fund, Inc. -
      PBHG Technology & Communications Portfolio          .25%                  3.25%
GROWTH PORTFOLIOS:
Dreyfus VIF Small Cap Portfolio                          7.52%                 15.32%
PBHG Insurance Series Fund, Inc. -
      PBHG Growth II Portfolio                           2.24%                  6.62%
Strong Opportunity Fund II, Inc.                        12.44%                 23.91%
Dreyfus VIF Capital Appreciation Portfolio               5.37%                 26.48%
The Dreyfus Socially Responsible Growth Fund, Inc.       9.73%                 26.86%
Merrill Lynch VSF Basic Value Focus Fund                 6.15%                 19.14%
Dreyfus Stock Index Fund                                 9.70%                 31.32%
GROWTH AND INCOME PORTFOLIO:
Dreyfus VIF Growth and Income Portfolio                  5.74%                 14.78%
REAL ESTATE PORTFOLIO:
Morgan Stanley Universal Funds Inc. -
      U.S. Real Estate Portfolio                        12.96%                 16.78%
BALANCED PORTFOLIOS:
Merrill Lynch VSF Global Strategy Focus Fund             2.93%                 10.57%
Janus Aspen Series Balanced Portfolio                    8.03%                 20.60%
INCOME PORTFOLIOS:
Merrill Lynch VSF High Current Income Fund               3.94%                  9.63%
Morgan Stanley Universal Funds Inc. -
      Fixed Income Portfolio                             5.56%                  8.58%
MONEY MARKET PORTFOLIO:
Merrill Lynch VSF Domestic Money Market Fund             1.62%                  3.30%


In the second half of 1997, the stock market, as measured by the Standard & Poor's 500 Index, showed a 9.64 % increase and the NASDAQ Composite Index increased by 8.90 %.The bond market, as measured by Lehman Brothers Aggregate Index, increased by 6.36 % over the same period.

Based on the level of professional investment expertise present in each management company and their dedication to in-depth fundamental research, Annuity Investors selected Dreyfus, Janus, Merrill Lynch, Morgan Stanley, Pilgrim Baxter and Strong for inclusion in its Variable Account A. This broad range of investment options allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

It gives me great pleasure to present this performance and we look forward to continuing to serve you in the future.


Sincerely,


Robert A. Adams
President

                                               ANNUITY INVESTORS

                                              VARIABLE ACCOUNT A

                                             FINANCIAL STATEMENTS

                                    YEARS ENDED DECEMBER 31, 1997 AND 1996
                                      WITH REPORT OF INDEPENDENT AUDITORS

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                              FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 AND 1996




                                    CONTENTS


   Report of Independent Auditors............................................1


   Audited Financial Statements

   Statement of Assets and Liabilities - Current Year........................2
   Statement of Assets and Liabilities - Prior Year..........................4
   Statements of Operations - Current Year...................................5
   Statements of Changes in Net Assets - Current Year........................6
   Statements of Operations and Statements of Changes
     in Net Assets - Prior Year..............................................9
   Notes to Financial Statements............................................11

ERNST & YOUNG LLP               1300 Chiquita Center      Phone: 513-621-6454
                                250 East Fifth Street
                                Cincinnati, Ohio 45202


                         Report of Independent Auditors


Contractholders of Annuity Investors Variable Account A
 and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Annuity Investors Variable Account A (comprised of the Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Short-Term Bond Portfolio, Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund, Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund, Merrill Lynch Variable Series Funds, Inc. High Current Income Fund, Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund, Morgan Stanley Universal Funds, Inc. Fixed Income Portfolio, Morgan Stanley Universal Funds, Inc. U.S. Real Estate Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio and Strong Funds Opportunity Fund II Sub-Accounts) as of December 31, 1997 and 1996, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A as of December 31, 1997 and 1996, and the results of their operations and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP


Cincinnati, Ohio
February 3, 1998

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997



Assets:                                                 Shares          Cost
                                                        ------          ----
   Investments in portfolio shares,
           at net asset value (Note 2):
      Dreyfus Variable Investment Fund:
          Capital Appreciation Portfolio............    140,369.889    $  3,586,392   $  3,916,320
          Growth and Income Portfolio...............     26,988.061         585,651        560,812
          Small Cap Portfolio.......................     18,735.866       1,118,725      1,070,567
      Dreyfus Funds:
           Socially Responsible Growth
              Fund, Inc.............................     83,872.063       1,957,506      2,094,285
          Stock Index Fund..........................    202,885.198       4,860,174      5,224,294
      Janus Aspen Series:
          Aggressive Growth Portfolio...............    124,254.001       2,247,391      2,553,420
          Worldwide Growth Portfolio................    288,619.142       6,340,150      6,750,802
          Balanced Portfolio........................    337,438.946       5,473,066      5,895,058
          Short-Term Bond Portfolio.................      7,446.572          74,035         66,126
      Merrill Lynch Variable Series Funds, Inc.:
          Basic Value focus Fund....................     63,965.078         955,064      1,013,207
          Global Strategy Focus Fund................     15,966.291         234,211        234,864
          High Current Income Fund..................     70,683.985         812,648        814,279
          Domestic Money Market Fund................    764,922.240         764,922        764,922
       Morgan Stanley Universal Funds, Inc.:
          Fixed Income Portfolio....................      7,372.126          79,156         76,744
          U.S. Real Estate..........................     20,939.568         231,982        238,921
       PBHG Insurance Series Fund, Inc.:
          Growth II Portfolio.......................     16,267.143         180,184        174,872
          Technology & Communications
              Portfolio............................      51,008.507         547,507        530,999
      Strong Funds:
          Opportunity Fund II.......................     20,165.037         430,658        437,581
                                                                       ------------
    Total cost.....................................                    $ 30,479,422

--------------------------------------------------------------------------------------------------
    Total assets...................................................................     32,418,073

Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4).............              0
--------------------------------------------------------------------------------------------------
        Net assets.................................................................... $32,418,073


           The accompanying notes are an integral part of these financial statements.




                                          ANNUITY INVESTORS VARIABLE ACCOUNT A

                                    STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                                   December 31, 1997


Net assets attributable to variable annuity contract holders (Note 2):         Units        Unit Value
                                                                           -----------      ----------
   Dreyfus Variable Investment Fund:
       Capital Appreciation Portfolio - Basic contract...................  247,118.575      $15.594553       3,853,704
       Capital Appreciation Portfolio - Enhanced contract................    3,990.613       15.690822          62,616
       Growth and Income Portfolio - Basic contract......................   48,865.286       11.475350         560,746
       Growth and Income Portfolio - Enhanced contract...................        5.708       11.498113              66
       Small Cap Portfolio - Basic contract..............................   86,150.930       12.145032       1,046,306
       Small Cap Portfolio - Enhanced contract...........................    1,993.698       12.169119          24,261
   Dreyfus Funds:
       Socially Responsible Growth Fund, Inc. - Basic contract...........  132,957.488       15.126449       2,011,174
       Socially Responsible Growth Fund, Inc. - Enhanced contract........    5,460.625       15.220020          83,111
       Stock Index Fund - Basic contract.................................  324,713.323       15.879169       5,156,178
       Stock Index Fund - Enhanced contract..............................    4,263.339       15.977173          68,116
   Janus Aspen Series:
       Aggressive Growth Portfolio - Basic contract......................  207,227.419       12.217744       2,531,852
       Aggressive Growth Portfolio - Enhanced contract...................    1,754.459       12.293313          21,568
       Worldwide Growth Portfolio - Basic contract.......................  425,739.592       15.742391       6,702,159
       Worldwide Growth Portfolio - Enhanced contract....................    3,070.952       15.839608          48,643
       Balanced Portfolio - Basic contract...............................  409,917.307       14.073772       5,769,083
       Balanced Portfolio - Enhanced contract............................    8,896.063       14.160835         125,975
       Short-Term Bond Portfolio - Basic contract........................    3,967.559       10.890671          43,210
       Short-Term Bond Portfolio - Enhanced contract.....................    2,091.259       10.958058          22,916
   Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Fund - Basic contract...........................   68,181.594       14.408954         982,426
       Basic Value Focus Fund - Enhanced contract........................    2,123.159       14.497904          30,781
       Global Strategy Focus Fund - Basic contract.......................   17,615.512       12.486612         219,958
       Global Strategy Focus Fund - Enhanced contract....................    1,186.434       12.563763          14,906
       High Current Income Fund - Basic contract.........................   65,756.981       12.189961         801,575
       High Current Income Fund - Enhanced contract......................    1,036.359       12.258690          12,704
       Domestic Money Market Fund - Basic contract.......................  697,535.841        1.079946         753,301
       Domestic Money Market Fund - Enhanced contract....................   10,686.456        1.087469          11,621
   Morgan Stanley Universal Funds, Inc.:
       Fixed Income Portfolio - Basic contract...........................    7,144.949       10.740991          76,744
       Fixed Income Portfolio - Enhanced contract........................        0.000       10.762308               0
       U.S. Real Estate Portfolio - Basic contract.......................   19,438.406       12.291156         238,921
       U.S. Real Estate Portfolio - Enhanced contract....................        0.000       12.315552               0
   PBHG Insurance Series Fund, Inc.:
       Growth II Portfolio - Basic contract..............................   15,905.540       10.661135         169,571
       Growth II Portfolio - Enhanced contract...........................      496.211       10.682296           5,301
       Technology & Communications Portfolio - Basic contract............   51,276.959       10.323925         529,380
       Technology & Communications Portfolio - Enhanced contract.........      156.518       10.344412           1,619
   Strong Funds:
       Opportunity Fund II - Basic contract..............................   35,542.297       12.311565         437,581
       Opportunity Fund II - Enhanced contract...........................        0.000       12.335975               0
-------------------------------------------------------------------------------------------------------------------------------

         Net assets attributable to variable annuity contract holders.................................      32,418,073
-------------------------------------------------------------------------------------------------------------------------------

         Net assets...................................................................................    $ 32,418,073


                       The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1996



Assets:
      Investments in portfolio shares, at net asset value (Note 2):                   Shares           Cost
                                                                                  --------------  --------------
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio.....................................   18,967.$36        406,745         $ 416,902
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc..............................    9,116.438        183,359           183,149
              Stock Index Fund...................................................   17,818.125        353,102           361,352
          Janus Aspen Series:
              Aggressive Growth Portfolio........................................   32,665.778        599,092           595,824
              Worldwide Growth Portfolio........................................    34,327.515        643,967           667,326
              Balanced Portfolio.................................................   40,102.354        583,384           592,312
              Short-Term Bond Portfolio..........................................    4,399.742         44,349            43,865
          Merrill Lynch Variable Series Funds, Inc.:
              Basic Value Focus Fund.............................................    5,695.788         79,600            83,956
              Global Strategy Focus Fund.........................................    1,754.771         22,862            24,339
              High Current Income Fund...........................................    6,938.501         78,251            79,030
              Domestic Money Market Fund.........................................   340,994.99        341,054           341,054
                                                                                                   ---------------
                            Total cost.........................................................  $  3,335,765

--------------------------------------------------------------------------------------------------------------------------------
                            Total assets............................................................................. 3,389,109
Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4)................................................    8,687
-------------------------------------------------------------------------------------------------------------------------------

             Net assets............................................................................................ $ 3,380,422


Net assets attributable to variable annuity contract holders (Note 2):              Units           Unit Value
                                                                                ----------------- ----------------
          Dreyfus Variable Investment Funds:
              Capital Appreciation Portfolio - Basic contract...................    33,424.286     $12.330543         $ 412,140
              Capital Appreciation Portfolio - Enhanced contract................       313.603      12.369954             3,879
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. - Basic contract...........    15,316.028      11.924561           182,637
              Socially Responsible Growth Fund, Inc. - Enhanced contract........         0.000      11.962818                 0
              Stock Index Fund - Basic contract.................................    29,203.177      12.092195           353,131
              Stock Index Fund - Enhanced contract..............................       600.306      12.130821             7,282
          Janus Aspen Series:
              Aggressive Growth Portfolio - Basic contract......................    52,219.342      10.979832           573,359
              Aggressive Growth Portfolio - Enhanced contract...................     1,910.271      11.015008            21,042
              Worldwide Growth Portfolio - Basic contract.......................    50,730.352      13.048360           661,947
              Worldwide Growth Portfolio - Enhanced contract....................       272.267      13.090061             3,564
              Balanced Portfolio - Basic contract...............................    49,603.384      11.670308           578,886
              Balanced Portfolio - Enhanced contract............................     1,024.467      11.707739            11,994
              Short-Term Bond Portfolio - Basic contract........................     4,216.270      10.332080            43,563
              Short-Term Bond Portfolio - Enhanced contract.....................        17.440      10.365199               181
          Merrill Lynch Variable Series Funds, Inc.:
              Basic Value Focus Fund - Basic contrac............................     6,820.503      12.094664            82,492
              Basic Value Focus Fund - Enhanced contract........................        96.296      12.133299             1,168
              Global Strategy Focus Fund - Basic contract.......................     2,114.707      11.294096            23,884
              Global Strategy Focus Fund - Enhanced contract....................        30.061      11.330202               341
              High Current Income Fund - Basic contract.........................     6,837.357      11.119068            76,025
              High Current Income Fund - Enhanced contract......................       255.389      11.148637             2,847
              Domestic Money Market Fund - Basic contract.......................   325,331.820       1.041216           338,741
              Domestic Money Market Fund - Enhanced contract....................     1,260.991       1.045819             1,319

--------------------------------------------------------------------------------------------------------------------------------
                            Net assets attributable to variable annuity contract holders                              3,380,422
--------------------------------------------------------------------------------------------------------------------------------

                            Net assets............................................................................  $ 3,380,422



   The accompanying notes are an integral part of these financial statements.

                                                ANNUITY INVESTORS VARIABLE ACCOUNT A

                                                      STATEMENTS OF OPERATIONS
                                                    YEAR ENDED DECEMBER 31, 1997

====================================================================================================================================
                                                               Dreyfus Variable Investment Fund                Dreyfus Funds
                                                          -------------------------------------------- -----------------------------
                                                                              Growth                      Socially
                                                              Capital          and           Small       Responsible        Stock
                                                           Appreciation       Income          Cap           Growth          Index
                                                             Portfolio       Portfolio     Portfolio      Fund, Inc.         Fund
====================================================================================================================================

Investment income:
     Dividends from investments in portfolio shares............$  31,931        $ 35,214    $  53,513      $  65,284   $  167,780

Expenses:
     Mortality and expense risk fees (Note 4)..................   24,987           1,729        2,571         13,118       29,248

---------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss)........................     6,944          33,485       50,942         52,166      138,532

Net realized gain (loss) and unrealized appreciation
  (depreciation)  on investments:
     Net realized gain on sale of investments in portfolio
        portfolio shares......................................    10,026           1,311           10          8,354        3,459
     Net change in unrealized appreciation
       (depreciation) of investments in portfolio shares......   319,771        (24,839)     (48,158)        136,989      355,870
---------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares..   329,797        (23,528)     (48,148)        145,343      359,329

---------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets
                    from operations........................... $ 336,741        $ 9,957      $ 2,794      $ 197,509    $ 497,861

================================================================================================================================
                                                                                                                           Morgan
                                                                                                                           Stanley
                                                                                                                          Universal
                                                                    Merrill Lynch Variable Series Funds, Inc.              Funds
                                                          -------------------------------------------------------------- ----------
                                                                 Basic        Global          High         Domestic        U.S.
                                                                 Value       Strategy       Current          Money         Fixed
                                                                 Focus        Focus         Income         Market         Income
                                                                 Fund          Fund           Fund           Fund        Portfolio
===================================================================================================================================


Investment income:
     Dividends from investments in portfolio shares............ $  9,192        $  1,268    $  33,292      $  41,589    $  4,192

Expenses:
     Mortality and expense risk fees (Note 4)..................    6,537           1,537        4,852         11,904         217
--------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss).........................    2,655           (269)       28,440         29,685       3,975

Net realized gain (loss) and unrealized appreciation
   (depreciation) on investments:
     Net realized gain on sale of investments in
        portfolio shares.......................................    3,825           2,375          471             0         186
     Net change in unrealized appreciation
        (depreciation) of investments in portfolio shares......   53,787           (823)          853             0      (2,412)
--------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares...   57,612           1,552        1,324             0      (2,226)
--------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets
                  from operations............................. $  60,267        $  1,283    $  29,764     $  29,685    $  1,749
================================================================================================================================


   The accompanying notes are an integral part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT A (continued)

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997


                                                                                   Janus Aspen Series
                                                                 -------------------------------------------------------
                                                                                                                   Short-
                                                                   Aggressive     Worldwide                        Term
                                                                     Growth        Growth       Balanced            Bond
                                                                   Portfolio      Portfolio    Portfolio          Portfolio



Investment income:
     Dividends from investments in portfolio shares............       $      0    $   60,959   $  113,010     $  11,320

Expenses:
     Mortality and expense risk fees (Note 4)..................         20,223        44,109       36,816           746

-----------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss)........................        (20,223)        16,850       76,194        10,574

Net realized gain (loss) and unrealized appreciation
  (depreciation)  on investments:
     Net realized gain on sale of investments in portfolio
        portfolio shares......................................           1,204         9,006        9,629           158
     Net change in unrealized appreciation
       (depreciation) of investments in portfolio shares......         309,297       387,292      413,065       (7,425)
-----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares..         310,501       396,298      422,694       (7,267)

-----------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets
                    from operations...........................     $  290,278    $  413,148   $  498,888      $  3,307

====================================================================================================================================
                                                               Morgan Stanley
                                                               Universal           PBHG Insurance                Strong
                                                                Funds            Series Fund, Inc.               Funds
                                                          --------------------- -------------------------- ------------------------
                                                                     U.S.                     Technology
                                                                     Real         Growth         and           Opportunity
                                                                     Estate          II       Communications      Fund
                                                                   Portfolio      Portfolio    Portfolio          II        Total
====================================================================================================================================


Investment income:
     Dividends from investments in portfolio shares............      $   7,455      $      0    $       0     $    407   $ 636,406

Expenses:
     Mortality and expense risk fees (Note 4)..................            727           767        2,092          948     203,128
-----------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss).........................          6,728         (767)      (2,092)        (541)     433,278

Net realized gain (loss) and unrealized appreciation
   (depreciation) on investments:
     Net realized gain on sale of investments in
        portfolio shares.......................................           448           109          898          483      51,952
     Net change in unrealized appreciation
        (depreciation) of investments in portfolio shares......          6,939       (5,312)     (16,509)        6,923   1,885,308
-----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares...          7,387       (5,203)     (15,611)        7,406   1,937,260
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets
                  from operations..............................      $  14,115    $  (5,970)   $ (17,703)     $  6,865  $2,370,538
===================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997

==================================================================================================================================
                                                                   Dreyfus Variable Investment Fund               Dreyfus Funds
                                                           -------------------------------------------------- --------------------
                                                                                   Growth                          Socially
                                                                 Capital             and           Small         Responsible
                                                               Appreciation         Income          Cap            Growth
                                                                Portfolio         Portfolio      Portfolio       Fund, Inc.
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................    $      6,944        $   33,485      $  50,942          $  52,166
     Net realized gain on sale of investments in
       portfolio shares..............................          10,026             1,311             10              8,354
     Net change in unrealized appreciation
       (depreciation) of investments in
        portfolio shares.............................         319,771          (24,839)       (48,158)            136,989
--------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
             operations..............................         336,741             9,957          2,794            197,509

Changes from principal transactions:
     Contract purchase payments......................       2,587,775           473,969        833,543          1,445,588
     Contract redemptions............................        (114,166)          (18,372)        (3,025)           (51,480)
     Net transfers (to) from fixed account...........         689,951            95,258        237,255            320,031

--------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions............................       3,163,560           550,855      1,067,773          1,714,139
--------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets............       3,500,301           560,812      1,070,567          1,911,648
Net assets, beginning of period......................         416,019                 0              0            182,637

--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period............................    $  3,916,320        $  560,812    $ 1,070,567       $  2,094,285
================================================================================================================================
                                                                  Merrill Lynch Variable Series Funds, Inc.
                                                           --------------------------------------------------------------------
                                                                 Basic             Global          High           Domestic
                                                                 Value            Strategy       Current           Money
                                                                 Focus             Focus          Income           Market
                                                                  Fund              Fund           Fund             Fund
================================================================================================================================
Changes from operations:
     Net investment income (loss).....................   $      2,655   $      $  (269)       $ 28,440           $ 29,685
     Net realized gain on sale of investments in
        portfolio shares..............................          3,825             2,375            471                  0
     Net change in unrealized appreciation
        (depreciation) of investments in
        portfolio shares..............................         53,787              (823)           853                  0
--------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
             operations...............................         60,267             1,283         29,764             29,685

Changes from principal transactions:
     Contract purchase payments.......................        782,172           182,783        646,791          1,766,603
     Contract redemptions ............................        (34,859)          (11,021)        (8,576)           (28,653)
     Net transfers (to) from fixed
          account....................................         121,967            37,593         67,428         (1,342,773)
--------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions............................         869,280           209,356        705,643            395,177
--------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets............         929,547           210,639        735,407            424,862
Net assets, beginning of period......................          83,660            24,225         78,872            340,060
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period............................    $  1,013,207       $   234,864    $   814,279         $  764,922


   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

                ANNUITY INVESTORS VARIABLE ACCOUNT A (continued)

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997

================================================================================================================================
                                                          Dreyfus
                                                           Funds                       Janus Aspen Series
                                                      -------------- -----------------------------------------------------------
                                                                                                                       Short-
                                                            Stock      Aggressive     Worldwide                        Term
                                                            Index        Growth        Growth        Balanced          Bond
                                                            Fund        Portfolio     Portfolio     Portfolio        Portfolio
=================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................   $ 138,532    $(20,223)    $   16,850     $    76,194     $  10,574
     Net realized gain on sale of investments in
       portfolio shares..............................       3,459        1,204         9,006           9,629           158
     Net change in unrealized appreciation
       (depreciation) of investments in
        portfolio shares.............................     355,870      309,297       387,292         413,065         (7,425)
-----------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
             operations..............................     497,861      290,278       413,148         498,888         3,307

Changes from principal transactions:
     Contract purchase payments......................   3,887,862    1,590,929     4,759,590       4,181,625        29,866
     Contract redemptions............................    (82,415)     (57,933)     (153,014)       (140,016)         (283)
     Net transfers (to) from fixed account...........     560,574      135,745     1,065,566         763,682      (10,508)

----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions............................   4,366,020    1,668,741     5,672,143       4,805,290        19,075
----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets............   4,863,881    1,959,019     6,085,291       5,304,178        22,382
Net assets, beginning of period......................     360,413      594,401       665,511         590,880        43,744

-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period............................ $ 5,224,294   $2,553,420  $  6,750,802    $  5,895,058      $ 66,126    `
===================================================================================================================================

                                                          Morgan Stanley                 PBHG Insurance          Strong
                                                          Universal Funds               Series Fund, Inc.        Funds
                                                      --------------------------- ---------------------------- ----------
                                                                           U.S.                  Technology
                                                          Fixed            Real     Growth          and        Opportunity
                                                          Income          Estate      II        Communications    Fund
                                                        Portfolio       Portfolio   Portfolio     Portfolio       II        Total
===================================================================================================================================
Changes from operations:
     Net investment income (loss).....................   $  3,975      $   6,728   $    (767)   $  (2,092)   $  (541)   $  433,278
     Net realized gain on sale of investments in
        portfolio shares..............................        186            448         109          898        483        51,952
     Net change in unrealized appreciation
        (depreciation) of investments in
        portfolio shares..............................     (2,412)         6,939      (5,312)     (16,509)     6,923     1,885,308
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
             operations...............................      1,749         14,115      (5,970)     (17,703)     6,865     2,370,538

Changes from principal transactions:
     Contract purchase payments.......................     60,217        158,252     158,200      315,811    346,824    24,208,399
     Contract redemptions ............................     (2,721)        (3,572)          0      (10,266)         0      (720,373)
     Net transfers (to) from fixed                         17,500         70,126      22,642      243,157     83,892     3,179,086
          account....................................
----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions............................      74,995        224,806     180,842      548,702    430,716    26,667,113
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets............      76,744        238,921     174,872      530,999    437,581    29,037,651
Net assets, beginning of period......................           0              0           0            0          0     3,380,422
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period............................   $  76,744     $  238,921    $174,872    $ 530,999  $ 437,581   $32,418,073

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================


                                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                          YEAR ENDED DECEMBER 31, 1997


                                                Basic Contracts


================================================================================================================
                                               Dreyfus Variable Investment Fund            Dreyfus Funds
                                            -------------------------------------   -------------------------
                                                             Growth                  Socially
                                              Capital         and        Small      Responsible        Stock
                                            Appreciation     Income       Cap          Growth          Index
                                             Portfolio      Portfolio   Portfolio    Fund, Inc.        Fund
================================================================================================================

Units outstanding, December 31, 1996        33,424.286         0.000        0.000     15,316.028     29,203.177

Units purchased                            224,280.056    50,518.305   86,407.351    122,765.393    302,515.480

Units redeemed                             (10,585.767)   (1,653.019)    (256.421)    (5,123.933)    (7,005.334)
                                           -----------    ----------   ----------    -----------    -----------

Units outstanding December 31, 1997        247,118.575    48,865.286   86,150.930    132,957.488    324,713.323
                                           ===========    ==========   ==========    ===========    ===========
================================================================================================================



================================================================================================
                                                             Janus Aspen Series
                                           ----------------------------------------------------
                                                                                        Short-
                                            Aggressive     Worldwide                     Term
                                             Growth         Growth      Balanced         Bond
                                            Portfolio     Portfolio     Portfolio     Portfolio
================================================================================================

Units outstanding, December 31, 1996        52,219.342    50,730.352    49,603.384    4,216.270

Units purchased                            177,772.496   390,022.123   379,211.522      772.196

Units redeemed                             (22,764.419)  (15,012.883)  (18,897.599)  (1,020.907)
                                           -----------   -----------   -----------   ----------

Units outstanding December 31, 1997        207,227.419   425,739.592   409,917.307    3,967.559
                                           ===========    ==========   ===========    =========
================================================================================================





=======================================================================================================

                                                    Merrill Lynch Variable Series Funds, Inc.
                                           ---------------------------------------------------------
                                               Basic         Global          High          Domestic
                                               Value        Strategy       Current          Money
                                               Focus          Focus         Income          Market
                                                Fund          Fund           Fund            Fund
=======================================================================================================

Units outstanding, December 31, 1996         6,820.503     2,114.707     6,837.357       325,331.820

Units purchased                             63,713.297    16,649.421    60,146.745     1,834,941.088

Units redeemed                              (2,352.206)   (1,148.616)   (1,227.121)   (1,462,737.067)
                                            ----------    ----------    ----------    --------------

Units outstanding December 31, 1997         68,181.594    17,615.512    65,756.981       697,535.841
                                            ==========    ==========    ==========    ==============
=======================================================================================================




===================================================================================================================
                                                 Morgan Stanley                PBHG Insurance            Strong
                                                 Universal Funds              Series Fund, Inc.           Funds
                                            ------------------------    ---------------------------    ------------
                                                              U.S.                     Technology
                                                Fixed         Real        Growth           and         Opportunity
                                               Income        Estate         II       Communications       Fund
                                              Portfolio    Portfolio     Portfolio      Portfolio          II
===================================================================================================================

Units outstanding, December 31, 1996            0.000          0.000         0.000           0.000         0.000

Units purchased                             7,618.399     19,733.721    15,908.128      53,379.692    36,045.579

Units redeemed                               (473.450)      (295.315)       (2.588)     (2,102.733)     (503.282)
                                            ---------     ----------    ----------      ----------    ----------

Units outstanding December 31, 1997         7,144.949     19,438.406    15,905.540      51,276.959    35,542.297
                                            =========     ==========    ==========      ==========    ==========
===================================================================================================================

                   The accompanying notes are an integral part of these financial statements


                                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                          YEAR ENDED DECEMBER 31, 1997


                                               Enhanced Contracts


==============================================================================================================
                                            Dreyfus Variable Investment Fund             Dreyfus Funds
                                         ----------------------------------------  ----------------------
                                                           Growth                     Socially
                                             Capital        and           Small     Responsible     Stock
                                          Appreciation    Income           Cap         Growth       Index
                                            Portfolio    Portfolio      Portfolio    Fund, Inc.      Fund
==============================================================================================================

Units outstanding, December 31, 1996          313.603       0.000          0.000         0.000      600.306


Units purchased                             3,924.489       5.708      1,993.698     5,841.203    3,940.642

Units redeemed                               (247.479)      0.000          0.000      (380.578)    (277.609)
                                          -----------     -------     ----------   -----------   ----------

Units outstanding December 31, 1997         3,990.613       5.708      1,993.698     5,460.625    4,263.339
                                          ===========       =======     ========== ===========   ==========
==============================================================================================================



================================================================================================
                                                                Janus Aspen Series
                                         -------------------------------------------------------
                                                                                        Short-
                                          Aggressive     Worldwide                      Term
                                            Growth        Growth       Balanced         Bond
                                          Portfolio      Portfolio     Portfolio      Portfolio

===============================================================================================

Units outstanding, December 31, 1996      1,910.271        272.267     1,024.467        17.440


Units purchased                           1,568.503      2,943.182     8,513.034     2,073.819

Units redeemed                           (1,724.315)      (144.497)     (641.438)        0.000
                                         ---------- -------------- -------------    ----------

Units outstanding December 31, 1997         1,754.459      3,070.952     8,896.063   2,091.259
                                         ============ ============== =============  ==========
================================================================================================





==========================================================================================

                                            Merrill Lynch Variable Series Funds, Inc.
                                       -------------------------------------------------
                                          Basic       Global        High       Domestic
                                          Value      Strategy      Current      Money
                                          Focus        Focus       Income       Market
                                           Fund        Fund         Fund         Fund
==========================================================================================

Units outstanding, December 31, 1996       96.296       30.061      255.389    1,260.991

Units purchased                         2,026.863    1,253.336    1,020.714   10,698.722

Units redeemed                              0.000      (96.963)    (239.744)  (1,273.257)
                                        ---------    ---------    ---------   ----------

Units outstanding December 31, 1997     2,123.159    1,186.434    1,036.359   10,686.456
                                        =========    =========    =========   ==========
==========================================================================================



==========================================================================================================
                                           Morgan Stanley               PBHG Insurance          Strong
                                           Universal Funds              Series Fund, Inc.        Funds
                                        -----------------------  ---------------------------  ------------
                                                        U.S.                   Technology
                                           Fixed        Real       Growth         and         Opportunity
                                           Income       Estate       II       Communications      Fund
                                          Portfolio   Portfolio   Portfolio     Portfolio          II
==========================================================================================================

Units outstanding, December 31, 1996        0.000       0.000       0.000         0.000          0.000

Units purchased                             0.000       0.000     496.211       469.962          0.000

Units redeemed                              0.000       0.000       0.000      (313.444)         0.000
                                            -----       -----     -------      --------          -----

Units outstanding December 31, 1997         0.000       0.000     496.211       156.518          0.000
                                            =====       =====     =======       =======          =====
==========================================================================================================

                  The accompanying notes are an integral part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                               Dreyfus VIF*      Dreyfus Funds
                                                                                               ------------  ---------------------
                                                                                                              Socially
                                                                                                  Capital    Responsible    Stock
                                                                                               Appreciation    Growth       Index
                                                                                                 Portfolio    Fund, Inc.    Fund
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends from Investments in portfolio shares.............................................. $ 3,207      $ 6,574      $5,938

Expenses:
     Mortality and expense risk fees (Note 4)... ................................................     883          512         939
----------------------------------------------------------------------------------------------------------------------------------

          Net Investment Income.................................................................    2,324        6,062       4,999

Net realized gain (loss) and unrealized appreciation (depreciation) on Investments:
     Net realized gain (loss) on sale of Investments In portfolio shares........................       90          289         512
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....   10,157         (209)      8,250
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on Investments in portfolio shares....................................  $10,247           80       8,762
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase (decrease) in net assets from operations............................  $12,571      $ 6,142     $13,761
==================================================================================================================================
*Variable Investment Fund


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                               Dreyfus VIF*      Dreyfus Funds
                                                                                               ------------  ---------------------
                                                                                                              Socially
                                                                                                  Capital    Responsible    Stock
                                                                                               Appreciation    Growth       Index
                                                                                                 Portfolio    Fund, Inc.    Fund
----------------------------------------------------------------------------------------------------------------------------------

Changes from operation:
     Net Investment Income...................................................................... $  2,324    $  6,062   $   4,999
     Net realized gain (loss) on sale of Investments in portfolio shares........................       90         289         512
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....   10,157        (209)      8,250
----------------------------------------------------------------------------------------------------------------------------------

     Net Increase (decrease) in net assets from operations......................................   12,571       6,142      13,761

Changes from principal transactions:
     Contract purchase payments.................................................................  412,062     171,247     339,471
     Contract redemptions.......................................................................     (457)     (1,164)     (1,044)
     Net transfers (to) from fixed account......................................................   (8,157)      6,412       8,225
----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions................................  403,448     176,495     346,652
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase in net assets.......................................................  416,019     182,637     360,413
Net assets, beginning of period.................................................................        0           0           0
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period....................................................................... $416,019    $182,637     360,413
==================================================================================================================================
*Variable Investment Fund

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996


================================================================================================================================
                                                                                                        Janus Aspen Series
                                                                                               -----------------------------------

                                                                                                Aggressive   Worldwide
                                                                                                  Growth      Growth     Balanced
                                                                                                 Portfolio    Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends from Investments in portfolio shares.............................................. $  638       $ 4,200      $6,684

Expenses:
     Mortality and expense risk fees (Note 4)..................................................... 1,423         1,815       1,431
----------------------------------------------------------------------------------------------------------------------------------

          Net Investment Income.................................................................    (785)         2,385      5,253

Net realized gain (loss) and unrealized appreciation (depreciation) on Investments:
     Net realized gain (loss) on sale of Investments In portfolio shares........................     173         2,393         711
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....  (3,268)       23,360       8,927
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on Investments in portfolio shares.................................... $(3,095)       25,753       9,638
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase (decrease) in net assets from operations............................ $(3,880)      $28,138     $14,891
==================================================================================================================================
*Variable Investment Fund


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                                        Janus Aspen Series
                                                                                               -----------------------------------

                                                                                                Aggressive   Worldwide
                                                                                                  Growth      Growth     Balanced
                                                                                                 Portfolio    Portfolio  Portfolio

------------------------------------------------------------------------------------------------------------------------------------

Changes from operation:
     Net Investment Income...................................................................... $   (785)   $  2,385   $   5,253
     Net realized gain (loss) on sale of Investments in portfolio shares........................      173       2,393         711
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....   (3,268)     23,360)      8,927
----------------------------------------------------------------------------------------------------------------------------------

     Net Increase (decrease) in net assets from operations......................................   (3,880)     28,138      14,891

Changes from principal transactions:
     Contract purchase payments.................................................................  586,354     631,446     571,341
     Contract redemptions.......................................................................   (2,136)     (1,623)       (476)
     Net transfers (to) from fixed account......................................................   14,063       7,550       5,124
----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions................................  598,281     637,373     575,989
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase in net assets.......................................................  594,401     665,511     590,880
Net assets, beginning of period.................................................................        0           0           0
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period....................................................................... $594,401    $665,511     590,880
==================================================================================================================================
*Variable Investment Fund

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                                           Merrill Lynch Variable
                                                                                                --------  -----------------------
                                                                                                  Short-   Basic   Global    High
                                                                                                   Term    Value  Strategy  Current
                                                                                                   Bond    Focus    Focus   Income
                                                                                                 Portfolio Fund     Fund     Fund
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends from Investments in portfolio shares.............................................. $   980 $   93  $     0  $   862

Expenses:
     Mortality and expense risk fees (Note 4).....................................................    122    296      114      157
----------------------------------------------------------------------------------------------------------------------------------

          Net Investment Income.................................................................      858    203)    (114)     705

Net realized gain (loss) and unrealized appreciation (depreciation) on Investments:
     Net realized gain (loss) on sale of Investments In portfolio shares........................       (0)   496        0      (10)
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....     (484) 4,356    1,476      778
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on Investments in portfolio shares....................................     (484) 4,852    1,476      768
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase (decrease) in net assets from operations............................ $    374 $4,649  $ 1,362  $ 1,473
==================================================================================================================================
*Variable Investment Fund



                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                                           Merrill Lynch Variable
                                                                                                --------  -----------------------
                                                                                                  Short-   Basic   Global    High
                                                                                                   Term    Value  Strategy  Current
                                                                                                   Bond    Focus    Focus   Income
                                                                                                 Portfolio Fund     Fund     Fund
------------------------------------------------------------------------------------------------------------------------------------

Changes from operation:
     Net Investment Income...................................................................... $   858 $    (203) $   (114) $ 705
     Net realized gain (loss) on sale of Investments In portfolio shares........................     (0)       496         0   (10)
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....    (484)    4,356     1,476    778
-----------------------------------------------------------------------------------------------------------------------------------

     Net Increase (decrease) in net assets from operations......................................     374     4,649    1,362   1,473

Changes from principal transactions:
     Contract purchase payments.................................................................  43,280    80,350   22,977  76,120
     Contract redemptions.......................................................................       0     (166)     (52)   (252)
     Net transfers (to) from fixed account......................................................      90   (1,173)     (62)   1,531
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions................................  43,370   79,011    22,863  77,399
-----------------------------------------------------------------------------------------------------------------------------------

               Net Increase in net assets.......................................................  43,744   83,660   24,225   78,872
Net assets, beginning of period.................................................................       0        0       0         0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period....................................................................... $43,744 $ 83,660 $  24,225 $78,872
===================================================================================================================================
*Variable Investment Fund

   The accompanying notes are an integral part of these financial statements.

                     ANNUITY INVESTORS VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996


================================================================================================================================
                                                                                            Series Funds, Inc.
                                                                                         ----------------------
                                                                                                 Domestic
                                                                                                  Money
                                                                                                  Market
                                                                                                   Fund          Total
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends from Investments in portfolio shares.............................................. $ 4,007       $33,183

Expenses:
     Mortality and expense risk fees (Note 4).....................................................   995         8,687
----------------------------------------------------------------------------------------------------------------------------------

          Net Investment Income.................................................................   3,012        24,496

Net realized gain (loss) and unrealized appreciation (depreciation) on Investments:
     Net realized gain (loss) on sale of Investments In portfolio shares........................       0         4,654
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....       0        53,343
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on Investments in portfolio shares....................................       0        57,997
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase (decrease) in net assets from operations............................ $ 3,012       $82,493
==================================================================================================================================
*Variable Investment Fund


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996


================================================================================================================================
                                                                                            Series Funds, Inc.
                                                                                         ----------------------
                                                                                                 Domestic
                                                                                                  Money
                                                                                                  Market
                                                                                                   Fund          Total
----------------------------------------------------------------------------------------------------------------------------------


Changes from operation:
     Net Investment Income...................................................................... $  3,012        $   24,496
     Net realized gain (loss) on sale of Investments in portfolio shares........................        0             4,654
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....        0            53,343
-----------------------------------------------------------------------------------------------------------------------------------

     Net Increase (decrease) in net assets from operations......................................    3,012            82,493

Changes from principal transactions:
     Contract purchase payments.................................................................  403,339         3,337,987
     Contract redemptions.......................................................................        0           (7,370)
     Net transfers (to) from fixed account......................................................  (66,291)         (32,688)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions................................  337,048         3,297,929
-----------------------------------------------------------------------------------------------------------------------------------

               Net Increase in net assets.......................................................  340,060         3,380,422
Net assets, beginning of period.................................................................        0                 0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period....................................................................... $340,060        $3,380,422
===================================================================================================================================
*Variable Investment Fund

   The accompanying notes are an integral part of these financial statements.



                                                                  ANNUITY INVESTORS VARIABLE ACCOUNT A


                                                            STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                                                      YEAR ENDED DECEMBER 31, 1996


                                                                            Basic Contracts

===================================================================================================================================
                                           Dreyfus VIF*     Dreyfus Funds                    Janus Aspen Series
                                           ------------  -------------------    ---------------------------------------------------
                                                          Socially                                                         Short-
                                            Capital      Responsible   Stock    Aggressive    Worldwide                     Term
                                           Appreciation    Growth      Index      Growth       Growth       Balanced        Bond
                                           Portfolio      Fund, Inc.    Fund     Portfolio    Portfolio    Portfolio      Portfolio
===================================================================================================================================

Units outstanding, December 31, 1995          0.000         0.000       0.000        0.000        0.000        0.000         0.000


Units purchased                          34,422.778    15,640.606   29,479.189  52,474.764   51,619.416    50,768.075    4,216.270

Units redeemed                             (998.492)     (324.578)    (276.012)   (255.422)    (889.064)   (1,164.691)       0.000
                                         ----------    ----------   ---------- -----------   ----------    ----------    ---------

Units outstanding December 31, 1996      33,424.286    15,316.028   29,203.177  52,219.342   50,730.352    49,603.384    4,216.270
                                         ==========    ==========   ==========  ==========   ==========    ==========    =========
===================================================================================================================================




=========================================================================================
                                            Merrill Lynch Variable Series Funds, Inc.
                                         ------------------------------------------------
                                               Basic     Global      High      Domestic
                                               Value    Strategy   Current      Money
                                               Focus     Focus      Income      Market
                                               Fund      Fund        Fund        Fund
=========================================================================================

Units outstanding, December 31, 1995          0.000       0.000       0.000         0.000


Units purchased                           6,930.204   2,124.185   6,860.213   391,560.413

Units redeemed                             (109.701)     (9.478)    (22.856)  (66,228.593)
                                          ---------   ---------   ---------   -----------

Units outstanding December 31, 1996       6,820.503   2,114.707   6,837.357   325,331.820
                                          =========   =========   =========   ===========
=========================================================================================

* Variable Investment Fund







                                                                           Enhanced Contracts

===================================================================================================================================
                                           Dreyfus VIF*     Dreyfus Funds                    Janus Aspen Series
                                           ------------  -------------------    ---------------------------------------------------
                                                          Socially                                                         Short-
                                            Capital      Responsible   Stock    Aggressive    Worldwide                     Term
                                           Appreciation    Growth      Index      Growth       Growth       Balanced        Bond
                                           Portfolio      Fund, Inc.    Fund     Portfolio    Portfolio    Portfolio      Portfolio
===================================================================================================================================

Units outstanding, December 31, 1995          0.000         0.000       0.000        0.000        0.000        0.000         0.000

Units purchased                             313.603         0.000     600.306    1,910.271      272.267    1,024.467        17.440

Units redeemed                                0.000         0.000       0.000        0.000        0.000        0.000         0.000
                                         ----------    ----------   ---------- -----------   ----------    ---------     ---------

Units outstanding December 31, 1996         313.603         0.000     600.306    1,910.271      272.267    1,024.467        17.440
                                         ==========    ==========   ==========  ==========   ==========    ==========    =========
===================================================================================================================================



                               Enhanced Contracts

=========================================================================================
                                            Merrill Lynch Variable Series Funds, Inc.
                                         ------------------------------------------------
                                               Basic     Global      High      Domestic
                                               Value    Strategy   Current      Money
                                               Focus     Focus      Income      Market
                                               Fund      Fund        Fund        Fund
=========================================================================================

Units outstanding, December 31, 1995          0.000       0.000       0.000         0.000

Units purchased                              96.296      30.061     255.389     1,260.991

Units redeemed                                0.000       0.000       0.000         0.000
                                          ---------   ---------   ---------   -----------

Units outstanding December 31, 1996          96.296      30.061     255.389     1,260.991
                                          =========   =========   =========   ===========
=========================================================================================

* Variable Investment Fund


      The accompanying notes are an integral part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

(1)   GENERAL
      -------

      Annuity Investors Variable Account A (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states.

      At December 31, 1997, the following investment options were available:

            THE DREYFUS VARIABLE INVESTMENT FUND:
               .   Capital Appreciation Portfolio
               .   Growth and Income Portfolio
               .   Small Cap Portfolio
            DREYFUS FUNDS:
               .   Socially Responsible Growth Fund, Inc.
               .   Stock Index Fund
            JANUS ASPEN SERIES:
               .   Aggressive Growth Portfolio
               .   Worldwide Growth Portfolio
               .   Balanced Portfolio
            MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:
               .   Domestic Money Market Fund
               .   Basic Value Focus Fund
               .   Global Strategy Focus Fund
               .   High Current Income Fund
            MORGAN STANLEY UNIVERSAL FUNDS, INC.:
               .   Fixed Income Portfolio
               .   U.S. Real Estate Portfolio
            PBHG INSURANCE SERIES FUND, INC.:
               .   Growth II Portfolio
               .   Technology & Communications Portfolio
            STRONG FUNDS:
               .   Opportunity Fund II

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      ------------------------------------------

      Basis Of Presentation
      ---------------------

      The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997


      Investments
      -----------

      Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

      Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

      Federal Income Taxes
      --------------------

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

      Net Assets Attributable To Variable Annuity Contract Holders
      ------------------------------------------------------------

      The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
      (loss) and unrealized appreciation (depreciation) on investments.

(3)   Purchases And Sales Of Investments In Portfolio Shares
      ------------------------------------------------------

      The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the years ended December 31, 1997 and 1996 are as follows:

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997


                                                            1997
                                                 ------------------------------
                                                  Cost of        Proceeds from
                                                 Purchases           Sales
                                                 ---------       -------------
The Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio                 $ 3,205,485          35,865
   Growth and Income Portfolio                        606,028          21,688
   Small Cap Portfolio                              1,118,851             136
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.           1,799,223          33,431
   Stock Index Fund                                 4,519,615          15,987
Janus Aspen Series:
   Aggressive Growth Portfolio                      1,811,011         163,917
   Worldwide Growth Portfolio                       5,714,442          27,266
   Balanced Portfolio                               4,962,560          82,509
   Short-Term Bond Portfolio                           51,886          22,434
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Focus Fund                             909,483          37,844
   Global Strategy Focus Fund                         224,738          15,765
   High Current Income Fund                           752,313          18,387
   Domestic Money Market Fund                       1,914,332       1,490,464
Morgan Stanley Universal Funds, Inc.:
   Fixed Income Portfolio                              84,163           5,193
   U.S. Real Estate Portfolio                         234,705           3,171
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                                181,137           1,063
   Technology & Communications Portfolio              562,830          16,221
Strong Funds:
   Opportunity Fund II                                436,177           6,002
                                                  -----------      ----------

        Total                                     $29,088,979      $1,997,343
                                                  ===========      ==========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997


                                                              1996
                                                 ------------------------------
                                                   Cost of        Proceeds from
                                                  Purchases           Sales
                                                  ---------       -------------
Dreyfus Funds:
   Capital Appreciation Portfolio                  $  416,285        $  9,630
   Socially Responsible Growth Fund, Inc.             187,037           3,968
   Stock Index Fund                                   359,968           7,377
Janus Aspen Series:
   Aggressive Growth Portfolio                        600,450           1,531
   Worldwide Growth Portfolio                         658,159          16,587
   Balanced Portfolio                                 600,469          17,796
   Short-Term Bond Portfolio                           44,403              53
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Focus Fund                              86,446           7,342
   Global Strategy Focus Fund                          22,875              13
   High Current Income Fund                            79,869           1,608
   Domestic Money Market Fund                         420,222          79,168
                                                   ----------        --------

        Total                                      $3,476,183        $145,073
                                                   ==========        ========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997


(4)   Deductions And Expenses
      -----------------------

      Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $199,272 and $8,622 for the years ended December 31, 1997 and 1996, respectively.

      In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $3,856 and $65 for the years ended December 31, 1997 and 1996, respectively.

      Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 7.0% based upon the number of years the purchase payment has been held.

      In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25. These expenses totaled $7,275 and $175 for the years ended December 31, 1997 and 1996, respectively.

(5)   Other Transactions With Affiliates
      ----------------------------------

      AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997



(6)   Net Assets
      ----------

      Net assets consisted of the following at December 31, 1997 and 1996:

                                                          1997           1996
                                                      -----------     ----------
      Proceeds from the sales of units since
         organization, less cost of units
         redeemed                                     $29,965,042     $3,297,929
      Undistributed net investment income                 457,774         24,496
      Undistributed net realized gains on
         sale of investments                               56,606          4,654
      Net unrealized depreciation of investments        1,938,651         53,343
                                                      -----------     ----------

            Net assets                                $32,418,073     $3,380,422
                                                      ===========     ==========

                         DREYFUS VIF SMALL CAP PORTFOLIO
                   DREYFUS VIF CAPITAL APPRECIATION PORTFOLIO
                     DREYFUS VIF GROWTH AND INCOME PORTFOLIO
               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                            DREYFUS STOCK INDEX FUND







                  JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                 JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO
                      JANUS ASPEN SERIES BALANCED PORTFOLIO







                    MERRILL LYNCH VSF BASIC VALUE FOCUS FUND
                  MERRILL LYNCH VSF GLOBAL STRATEGY FOCUS FUND
                   MERRILL LYNCH VSF HIGH CURRENT INCOME FUND
                  MERRILL LYNCH VSF DOMESTIC MONEY MARKET FUND







         MORGAN STANLEY UNIVERSAL FUND INC. - U.S. REAL ESTATE PORTFOLIO
           MORGAN STANLEY UNIVERSAL FUND INC. - FIXED INCOME PORTFOLIO







       PBHG INSURANCE SERIES FUND, INC. - PBHG TECHNOLOGY & COMMUNICATIONS
                                    PORTFOLIO
           PBHG INSURANCE SERIES FUND, INC. - PBHG GROWTH II PORTFOLIO




                        STRONG OPPORTUNITY FUND II, INC.

The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:

Registrant                                                  1940 Act Number
----------                                                  ---------------

Janus Aspen Series                                          811-07736
--Janus Aspen Aggressive Growth Portfolio
--Janus Aspen Worldwide Growth Portfolio
--Janus Aspen Balanced Portfolio
Dreyfus Variable Investment Fund                            811-05125
--Capital Appreciation Portfolio
--Growth & Income Portfolio
--Small Cap Portfolio
The Dreyfus Socially Responsible Growth
Fund, Inc.                                                  811-07044
Dreyfus Stock Index Fund                                    811-05719
Merrill Lynch Variable Series Fund, Inc.                    811-03290
--Basic Value Focus Fund
--Global Strategy Focus Fund
--High Current Income Fund
--Domestic Money Market Fund
Morgan Stanley Universal Funds, Inc.                        811-07607
--U.S. Real Estate Portfolio
--Fixed Income Portfolio
PBHG Insurance Series Fund, Inc.                            811-08009
--PBHG Growth II Portfolio
--PBHG Technology & Communications
     Portfolio
Strong Special Fund II, Inc.                                811-06552

ANNUITY INVESTORS[REGISTERED] VARIABLE ACCOUNT A


Annuity Investors Life Insurance Company              UNDERWRITTEN AND
P.O. Box 5423                                         DISTRIBUTED BY:
Cincinnati, Ohio 45201-5423

                                                      AAG Securities, Inc.
                                                      Member NASD
                                                      250 East Fifth Street
                                                      Cincinnati, Ohio 45202


INDEPENDENT AUDITORS
Ernst & Young LLP


DIRECTORS
ROBERT ALLEN ADAMS

President of Annuity Investors Life Insurance Company[REGISTERED] and President of Great American[REGISTERED] Life Insurance Company

STEPHEN CRAIG LINDNER
President of American Annuity Group[SERVICEMARK]

WILLIAM JACK MANEY II
Senior Vice President, Treasurer and Chief Financial Officer of American Annuity Group

JAMES MICHAEL MORTENSEN
Executive Vice President of Annuity Investors Life Insurance Company and Executive Vice President of Great American Life Insurance Company

MARK FRANCIS MUETHING
Senior Vice President, General Counsel and Secretary of American Annuity Group

JEFFREY SCOTT TATE
Senior Vice President of American Annuity Group


OFFICERS
Robert Allen Adams            President
James Michael Mortensen       Executive Vice President & Secretary
Thomas Kevin Liguzinski       Senior Vice President
Mark Francis Muething         Senior Vice President, General Counsel & Secretary
Michael Joseph O'connor       Senior Vice President & Chief Actuary
Charles Kent Mcmanus          Senior Vice President
Robert Eugene Allen           Vice President & Treasurer
Arthur Ronald Greene III      Vice President
Betty Marie Kasprowicz        Vice President & Assistant Secretary
David H. Shipley              Vice President
Lynn E. Laswell               Assistant Vice President & Assistant Treasurer
William Jack Maney III        Assistant Treasurer
Thomas E. Mischell            Assistant Treasurer

Annuity Investors Life Insurance Company[REGISTERED]
P. O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771


                          ANNUITY INVESTORS[REGISTERED]
                               VARIABLE ACCOUNT A

                                       OF

             ANNUITY INVESTORS [SERVICEMARK] LIFE INSURANCE COMPANY

                                       FOR











                                DECEMBER 31, 1997

                        ANNUAL REPORT TO CONTRACT OWNERS


This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account A. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.